Leases (Details) - Schedule of Supplemental Cash Flow Information Related to Leases - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Schedule Of Supplemental Cash Flow Information Related To Leases Abstract
Operating cash outflows for operating leases	$ (178,249)	$ (243,479)	$ (441,843)	$ (485,453)
Financing cash outflows for finance leases		(234,267)	(526,959)	(1,618,551)
Operating leases				1,575,468
Finance leases